Principal Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Details of Subsidiaries which Principally Affected Results, Assets and Liabilities of the Group
Details of the Company’s subsidiaries which principally affected the results, assets and liabilities of the Group as of December 31, 2020 are as follows:

Name of company	Type of legal entity	Date of incorporation	Place of incorporation and operation	Registered /issued capital (in RMB million unless otherwise stated)	Principal activities
China Telecom System Integration Co., Limited	Limited Company	September 13, 2001	PRC	542	Provision of system integration and consulting services

China Telecom Global Limited	Limited Company	February 25, 2000	Hong Kong Special Administrative Region of the PRC	HK$168 million	Provision of telecommunications services

China Telecom (Americas) Corporation	Limited Company	November 22, 2001	The United States of America	US$43 million	Provision of telecommunications services

China Telecom Best Tone Information Service Co., Limited	Limited Company	August 15, 2007	PRC	350	Provision of Best Tone information services

China Telecom (Macau) Company Limited	Limited Company	October 15, 2004	Macau Special Administrative Region of the PRC	MOP60 million	Provision of telecommunications services

Tianyi Telecom Terminals Company Limited	Limited Company	July 1, 2005	PRC	500	Sales of telecommunications terminals

China Telecom (Singapore) Pte. Limited	Limited Company	October 5, 2006	Singapore	S$1,000,001	Provision of international value-added network services

E-surfing Pay Co., Ltd	Limited Company	March 3, 2011	PRC	635	Provision of e-commerce service

Shenzhen Shekou Telecommunications Company Limited	Limited Company	May 5, 1984	PRC	91	Provision of telecommunications services

China Telecom (Australia) Pty Ltd	Limited Company	January 10, 2011	Australia	AUD1 million	Provision of international value-added network services

China Telecom Korea Co.,Ltd	Limited Company	May 16, 2012	South Korea	KRW500 million	Provision of international value-added network services

China Telecom (Malaysia) SDN BHD	Limited Company	June 26, 2012	Malaysia	MYR3,723,500	Provision of international value-added network services

China Telecom Information Technology (Vietnam) Co., Ltd	Limited Company	July 9, 2012	Vietnam	VND10,500 million	Provision of international value-added network services

iMUSIC Culture & Technology Co., Ltd.	Limited Company	June 9, 2013	PRC	250	Provision of music production and related information services

China Telecom (Europe) Limited	Limited Company	March 2, 2006	The United Kingdom of Great Britain and Northern Ireland	GBP16.15 million	Provision of telecommunications services

Zhejiang Yixin Technology Co., Ltd.	Limited Company	August 19, 2013	PRC	11	Provision of instant messenger service

Tianyi Capital Holding Co., Ltd.	Limited Company	November 30, 2017	PRC	5,000	Capital Investment and provision of consulting services

China Telecom Leasing Corporation Limited.	Limited Company	November 30, 2018	PRC	5,000	Provision of finance lease service

China Telecom Group Finance Co., Ltd. (“Finance Company”)	Limited Company	January 8, 2019	PRC	5,000	Provision of capital and financial management services